Product Returns Liability (Tables)	12 Months Ended
Dec. 31, 2013
Guarantees [Abstract]
Changes in Holdings' Product Returns Accrual

Changes in Holdings’ product returns accrual were as follows (in millions):

	Successor			Predecessor
	Year Ended December 31, 2013	Year Ended December 31, 2012	Year Ended December 31, 2011	January 1, 2011 through January 25, 2011
Beginning of period	$46.0	$55.6	$—	$53.7
Addition due to UCI Acquisition	—	—	54.6	—
Expenditures	(43.6)	(44.9)	(51.3)	(4.0)
Provisions	39.6	35.3	52.3	4.9

End of period	$42.0	$46.0	$55.6	$54.6